Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net result	€ 296	€ 813
Estimated approximate effects on shareholders' equity	(3,591)	(1,690)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net result	(594)	(1,174)
Estimated approximate effects on shareholders' equity	€ 2,906	€ 1,352